Stock-Based Compensation (Restricted Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Y	Dec. 31, 2013 Y	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	145,149
Expense (Income)	$ 1,114,000	$ 0	$ 0
Restricted stock unit activity
Nonvested at the beginning of the period (in shares)	0
Granted (in shares)	145,149
Vested (in shares)	(1,784)
Forfeited (in shares)	(9,796)
Nonvested at the end of the period (in shares)	133,569	0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	227,672	216,869	172,104
Granted (in dollars per share)	$ 25.14	$ 20.62	$ 19.23
Expense (Income)	2,513,000	1,976,000	1,420,000
Restricted stock unit activity
Nonvested at the beginning of the period (in shares)	213,841.000	141,473.000	62,641
Granted (in shares)	227,672	216,869	172,104
Vested (in shares)	(52,041)	(69,955)	(67,861)
Forfeited (in shares)	(84,956)	(74,546)	(25,411)
Nonvested at the end of the period (in shares)	304,516.000	213,841.000	141,473.000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 19.95	$ 19.19	$ 25.39
Granted (in dollars per share)	$ 25.14	$ 20.62	$ 19.23
Vested (in dollars per share)	$ 23.58	$ 20.54	$ 24.86
Forfeited (in dollars per share)	$ 20.92	$ 22.61	$ 20.35
Nonvested at the end of the period (in dollars per share)	$ 22.94	$ 19.95	$ 19.19
Additional disclosures
Unrecognized stock-based compensation expense	4,000,000
Unrecognized stock-based compensation expense, period of recognition	2 years 1 month
2013 Equity and Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for issuance	6,800,000
Number of shares available for grant	5,616,343
2013 Equity and Incentive Compensation Plan | Equity Awards, Other Than Options And Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for issuance	3,400,000
Number of shares available for grant	3,013,373
1995 Non-Employee Directors' Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for issuance	600,000
Number of shares available for grant	107,063
1995 Non-Employee Directors' Stock Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year
Granted (in shares)	36,840	46,287	30,618	20,192
Granted (in dollars per share)	$ 24.80	$ 20.60	$ 21.44	$ 34.79
Restricted stock unit activity
Granted (in shares)	36,840	46,287	30,618	20,192
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)	$ 24.80	$ 20.60	$ 21.44	$ 34.79
1995 Non-Employee Directors' Stock Plan | Restricted stock units | 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	0	0	234,000
1995 Non-Employee Directors' Stock Plan | Restricted stock units | 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	0	255,000	402,000
1995 Non-Employee Directors' Stock Plan | Restricted stock units | 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	318,000	636,000	0
1995 Non-Employee Directors' Stock Plan | Restricted stock units | 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	602,000	0	0
1995 Executive Incentive Compensation Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years	3 years	3 years
Retirement age of employees (in years)	62	62	62
Granted (in shares)	190,832	170,582	141,486	17,250	26,000	121,625
Granted (in dollars per share)	$ 25.21	$ 20.63	$ 18.75	$ 23.55	$ 23.78	$ 25.98
Restricted stock unit activity
Granted (in shares)	190,832	170,582	141,486	17,250	26,000	121,625
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)	$ 25.21	$ 20.63	$ 18.75	$ 23.55	$ 23.78	$ 25.98
1995 Executive Incentive Compensation Plan | Restricted stock units | 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	0	0	43,000
1995 Executive Incentive Compensation Plan | Restricted stock units | 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	0	0	21,000
1995 Executive Incentive Compensation Plan | Restricted stock units | 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	3,000	69,000	195,000
1995 Executive Incentive Compensation Plan | Restricted stock units | 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	151,000	383,000	525,000
1995 Executive Incentive Compensation Plan | Restricted stock units | 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense (Income)	$ 325,000	$ 633,000	$ 0